Exhibit 99.9

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
300125037	Property Type	Single Family - Detached	High Rise Condo (gt 8 floors)	Property type per the appraisal on pg 181.
300125037	Total Debt To Income Ratio	36.78	25.07	Approval DTI 22.495% Review DTI:25.76% Difference is due to income calculations. Difference is still well below maximum of 40% for 7/1 ARM program